DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other receivables, prepaid expenses and accrued income
The deferred charges are comprised of the following amounts:

(in thousands of $)	2014	2013
Debt arrangement fees and other deferred financing charges	32,903	27,845
Accumulated amortization	(6,102)	(3,361)
	26,801	24,484